EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
EQUITY
Schedule of distribution of capital

	12.31.22		12.31.21
Shareholders	Number	%	Number		%
Controlling Group	1,244,241,119	74.20%	1,244,241,119		73.58%
Telefónica Latinoamérica Holding, S.L.	634,399,555	37.83%	503,329,803		29.77%
Telefónica	608,905,051	36.31%	407,279,213		24.09%
SP Telecomunicações Participações	—	0.00%	332,695,590		19.67%
Telefónica Chile	936,513	0.06%	936,513		0.05%
Other shareholders	419,315,612	25.00%	432,697,152		25.59%
Treasury Shares	13,381,540	0.80%	14,046,652		0.83%
Total shares	1,676,938,271	100.00%	1,690,984,923		100.00%
Treasury Shares	(13,381,540)		(14,046,652)
Total shares outstanding	1,663,556,731		1,676,938,271

Book value per outstanding share:
on 12.31.22				R$	41.12
on 12.31.21				R$	41.70

Schedule of other capital reserves

	12.31.22	12.31.21
Excess of the value in the issue or capitalization, in relation to the basic value of the share on the issue date (1)	2,735,930	2,735,930
Cancellation of treasury shares (2)	(718,643)	(112,107)
Direct costs of capital increases (3)	(62,433)	(62,433)
Incorporation of shares of GVTPart. (4)	(1,188,707)	(1,188,707)
Effects of acquisitions and disposals of companies (5)	(72,369)	(74,778)
Total	693,778	1,297,905
(1)	It refers the excess of the value in the issue or capitalization, in relation to the basic value of the share on the issue date.

(2)Refers to the cancellation of 2,332,686 (equivalent to R$112,107) and 14,046,652 (equivalent to R$606,536) shares issued by the Company, held in treasury, approved by the AGEs of March 12, 2015 and February 2022, respectively.

(3)	The value refers direct costs (net of taxes) of Company capital that increased on April 30,2015, arising from the Primary Offering of Shares.
(4)	The value refers the difference between the economic values that comes from the merger of shares owned by GVTPart, issued on the transaction closing date.
(5)

Refers to the effects of the acquisition and sale of companies, namely: (i) Lemontree, GTR, CyberCo Brasil, FiBrasil, CloudCo Brasil and IoTCo Brasil by the Company; (ii) TGLog and Terra Networks by TData; and (iii) TIS by Terra Networks.

Schedule of treasury shares

	Number of shares	Values
Balance on 12.31.20	2,810,752	110,541
Share buybacks	11,235,900	495,995
Balance on 12.31.21	14,046,652	606,536
Share buybacks	13,381,200	607,429
Right of recess	340	14
Share cancellations	(14,046,652)	(606,536)
Balance on 12.31.22	13,381,540	607,443

Schedule of calculation of dividends and interest on equity

	2022	2021
Net income for the year	4,085,013	6,239,364
(-) Allocation to legal reserve	(204,250)	(311,968)
(-) Tax incentives - not distributable	(95,095)	(43,009)
Adjusted net income	3,785,668	5,884,387
Dividend and IOE distributed for the year:	(3,075,000)	(4,235,000)
Interest on equity (gross)	(2,075,000)	(2,735,000)
Interim dividends	(1,000,000)	(1,500,000)
Balance of unallocated net income	710,668	1,649,387
(+) Unclaimed dividends and interest on equity	167,449	116,236
(+-) Actuarial gains (losses) recognized and effect of limitation of surplus plan assets, net of taxes and other changes	(51,386)	262,901
Income available to be distributed	826,731	2,028,524

Proposal for Distributions:
Proposed additional dividends - Net income for the year	826,731	2,028,524

Mandatory minimum dividend - 25% of adjusted net income	946,417	1,471,097

Schedule of allocation of interim dividends and interest on equity

	Dates			Gross Amount
						Amount per Share,
Nature	Approval	Credit	Payment limit	Gross Amount	Net Value	Net

IOE	02/16/22	02/25/22	until 07/31/23	180,000	153,000	0.091286
IOE	03/17/22	03/31/22	until 07/31/23	250,000	212,500	0.126898
IOE	04/13/22	04/29/22	until 07/31/23	150,000	127,500	0.076179
IOE	06/14/22	06/30/22	until 07/31/23	480,000	408,000	0.244216
IOE	08/19/22	08/31/22	until 07/31/23	300,000	255,000	0.152788
IOE	12/09/22	12/29/22	until 07/31/23	715,000	607,750	0.364995
Dividends	12/09/22	12/29/22	until 07/31/23	1,000,000	1,000,000	0.601122
Total				3,075,000	2,763,750

	Dates			Gross Amount
						Amount per Share,
Nature	Approval	Credit	Payment limit	Gross Amount	Net Value	Net

IOE	02/12/21	02/26/21	07/19/22	150,000	127,500	0.075561
IOE	03/18/21	03/31/21	07/19/22	270,000	229,500	0.136084
IOE	04/15/21	04/30/21	07/19/22	280,000	238,000	0.141197
IOE	06/17/21	06/30/21	07/19/22	630,000	535,500	0.317815
IOE	09/16/21	09/30/21	07/19/22	600,000	510,000	0.303695
IOE	12/10/21	12/27/21	07/19/22	805,000	684,250	0.408035
Dividends	12/10/21	12/27/21	10/18/22	1,500,000	1,500,000	0.894487
Dividends	04/26/22	04/26/22	10/18/22	2,028,524	2,028,524	1.212002
Total				6,263,524	5,853,274

Schedule of changes in equity valuation adjustment

	Financial assets at		Currency translation
	fair value through other		effects - foreign
	comprehensive income	Derivative transactions	investments	Total
Balance on 12.31.20	(8,791)	(4,147)	78,826	65,888
Translation losses	—	—	(1,186)	(1,186)
Gains from derivatives	—	3,738	—	3,738
Losses on financial assets at fair value through other comprehensive income	(283)	—	—	(283)
Balance on 12.31.21	(9,074)	(409)	77,640	68,157
Translation losses	—	—	(16,258)	(16,258)
Gains from derivatives	—	424	—	424
Losses on financial assets at fair value through other comprehensive income	(140)	—	—	(140)
Balance on 12.31.22	(9,214)	15	61,382	52,183

Schedule of calculation of earnings per share

	2022	2021	2020
Net income for the year	4,085,013	6,239,364	4,770,527
Common shares	4,085,013	6,239,364	1,991,046
Preferred shares	n.a.	n.a.	2,779,481

Number of shares (thousands):	1,670,851	1,683,095	1,688,615
Weighted average number of outstanding common shares for the year	1,670,851	1,683,095	685,522
Weighted average number of outstanding preferred shares for the year	n.a.	n.a.	1,003,093

Basic and diluted earnings per share:
Common shares	2.44	3.71	2.90
Preferred shares	n.a.	n.a.	2.77

Schedule of consolidated information presented the amounts of interest held by controlling and non-controlling shareholders

	Vivo Ventures	CloudCo Brasil	IoTCo Brasil	Total
Equity at closing date (1)	—	95,368	82,688	178,056
Company	—	47,694	41,352	89,046
Non-controlling shareholders	—	47,674	41,336	89,010
Net equity movements after closing in 2021	—	(7)	—	(7)
Company	—	(4)	—	(4)
Non-controlling shareholders	—	(3)	—	(3)
Statements of income movements after closing in 2021	—	(18,516)	(1,503)	(20,019)
Company	—	(9,260)	(752)	(10,012)
Non-controlling shareholders	—	(9,256)	(751)	(10,007)
Equity on 12.31.21	—	76,845	81,185	158,030
Company	—	38,430	40,600	79,030
Non-controlling shareholders	—	38,415	40,585	79,000
Equity at closing date (1)	5,000	—	—	5,000
Company	4,900	—	—	4,900
Non-controlling shareholders	100	—	—	100
Net equity movements after closing in 2022	16,068	(78)	(328)	15,662
Company	15,747	(39)	(164)	15,544
Non-controlling shareholders	321	(39)	(164)	118
Statements of income movements after closing in 2022	(543)	(55,192)	981	(54,754)
Company	(532)	(27,602)	491	(27,643)
Non-controlling shareholders	(11)	(27,590)	490	(27,111)
Equity on 12.31.22	20,525	21,575	81,838	123,938
Company	20,115	10,789	40,927	71,831
Non-controlling shareholders	410	10,786	40,911	52,107

(1) Closing dates: Vivo Ventures on 04/11/22; CloudCo Brasil on 8/2/21 and IoTCo Brasil on 11/1/21.

Schedule of reconciliation of parent company and consolidated net income

	2022	2021
Company’s net income (Company)	4,085,013	6,239,364
Participation of non-controlling shareholders	(27,111)	(10,007)
CloudCo Brasil	(27,590)	(9,256)
IoTCo Brasil	490	(751)
Vivo Ventures	(11)	—
Company’s net income (Consolidated)	4,057,902	6,229,357